Average Annual Total Returns - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2005 Fund	May 30, 2024
Fidelity Advisor Freedom 2005 Fund - Class Z6 | Return Before Taxes
Average Annual Return:
Past 1 year	8.42%
Past 5 years	4.21%
Since Inception	3.48%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	0.97%
F0556
Average Annual Return:
Past 1 year	8.58%
Past 5 years	4.17%
Since Inception	3.58%

[1]	A From June 6, 2017 .